Loans - Schedule of Impaired Loans by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Residential real estate
Unpaid Principal Balance and Recorded Investment, Total		$ 4,774
Allowance for Loan Losses Allocated, Total
Average Recorded Investment, Total		5,128
Interest Income Recognized, Total		158
Cash Basis Income Recognized, Total		158
Home Equity [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment
Allowance for Loan Losses Allocated
Average Recorded Investment		89
Interest Income Recognized
Cash Basis Income Recognized
One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	$ 1,856	2,849
Allowance for Loan Losses Allocated
Average Recorded Investment	1,873	3,146
Interest Income Recognized	91	104
Cash Basis Income Recognized	91	104
Unpaid Principal Balance and Recorded Investment, Total	2,783
Allowance for Loan Losses Allocated, Total
Average Recorded Investment, Total	3,054
Interest Income Recognized, Total	129
Cash Basis Income Recognized, Total	129
One- To Four-Family [Member] | Unsecured [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	927	1,925
Allowance for Loan Losses Allocated
Average Recorded Investment	1,181	1,893
Interest Income Recognized	38	54
Cash Basis Income Recognized	$ 38	$ 54